Consolidated Statements of Comprehensive Income (Loss) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Comprehensive Income (Loss)
Net income (loss)	$ 244	$ 699	$ (1,863)
Other comprehensive income (loss) (1)
Change in net unrealized gain/loss on securities (2)	1,174	1,473	3,350
Change in net gain/loss on cash-flow hedging instruments	103	117	(292)
Change in foreign currency translation adjustments	(2)	(17)	101
Total other comprehensive income	1,275	1,573	3,159
Total comprehensive income	$ 1,519	$ 2,272	$ 1,296